Nature of Operations and Summary of Significant Accounting Policies - Schedule of Net Loss Per Common Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Nature Of Operations And Summary Of Significant Accounting Policies - Schedule Of Net Loss Per Common Share Details
Net loss	$ (4,053,000)	$ (6,964,000)	$ (12,190,000)	$ (19,016,000)	$ (18,252,632)	$ (15,709,782)
Less: Cumulative unpaid preferred stock dividends	(122,000)	(110,000)	(355,000)	(144,000)	(260,233)	(48,409)
Net loss attributable to common shareholders	$ (4,175,000)	$ (7,074,000)	$ (12,545,000)	$ (19,160,000)	$ (18,512,865)	$ (15,758,191)
Weighted average common shares outstanding	2,855,973	2,040,156	2,704,358	1,644,889	1,771,736	755,833
Net loss per common share - basic and diluted	$ (1.46)	$ (3.47)	$ (4.64)	$ (11.65)	$ (10.45)	$ (20.85)